Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 11 - Other Current Liabilities

	December 31,
	2015	2014
	U.S. Dollars
Liability in respect of litigation	14,600	-
Accrued employee compensation and related benefits	6,634	6,306
Commissions	2,876	2,048
Accrued expenses	2,446	2,146
Advances from customers and deferred revenues	1,961	1,416
Accrued warranty costs (2)	1,448	1,151
Government institutions	737	1,084
Current maturities of OCS liability (1)	10	228
Current maturities of contingent consideration (1)	-	1,900

	30,712	16,279

(1)
In accordance with ASC Topic 820 (Statement 157), the Company’s liabilities for contingent consideration in respect of the acquisition of Printar (see Note 22) were measured at fair value using Level 3 inputs.

In 2015, the Company signed an agreement with Printar, whereby its obligation to pay $2,000 – conditional on certain terms relating to the sale of machinery based on the solder mask technology, if and when the products were commercialized – was replaced and paid off with a one time final payment of $425, which the Company paid $50 in cash and issued shares with the fair value of $375. As a result a gain from the decrease in the liability was recorded in a separate line item within operating expenses in the consolidated statement of operations.

(2)	Changes in the accrued warranty costs are as follows:

	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars
Beginning of year	1,151	1,304	1,150
New warranties	2,472	2,152	2,327
Reductions	(2,175)	(2,305)	(2,173)

Balance at end of year	1,448	1,151	1,304